UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390
Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO		80301
(Address of principal executive offices)		(Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2005

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period ended February 28, 2005 is filed herewith.

Portfolio of Investments as of February 28, 2005
(Unaudited)	Boulder Total Return Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—82.9%
DOMESTIC COMMON STOCKS—79.2%
Beverages—1.2%
150,000	Pepsi Bottling Group, Inc.	$4,083,000

Diversified—24.9%
690	Berkshire Hathaway Inc., Class A (†)	62,238,000
7,010	Berkshire Hathaway Inc., Class B (†)	21,135,150
		83,373,150

Financial Services—8.8%
293,360	Citigroup, Inc.	13,999,139
120,000	Federated Investors, Inc.	3,544,800
698,000	Providian Financial Corporation (†)	11,970,700
		29,514,639

Health Care Products & Services—1.0%
55,000	AmerisourceBergen Corporation	3,294,500

Insurance—4.4%
120,000	First American Corporation	4,386,000
169,250	Marsh & McLennan Companies, Inc.	5,526,013
90,000	Torchmark Corporation	4,689,900
		14,601,913

Pharmaceuticals—5.4%
125,000	Bristol-Meyers Squibb Company	3,128,750
150,000	Merck & Company, Inc.	4,755,000
200,000	Pfizer, Inc.	5,258,000
264,000	Schering-Plough Corporation	5,002,800
		18,144,550

REITS—23.0%
75,000	Archstone-Smith Realty Trust	2,537,250
400,000	First Industrial Realty Trust, Inc.	16,636,000
400,000	Hospitality Properties Trust	16,588,000
1,300,000	HRPT Properties Trust	16,484,000
60,000	Pan Pacific Retail Properties, Inc.	3,489,000
391,000	Post Properties, Inc.	12,609,750
169,500	Prentiss Properties Trust	5,947,755
50,000	Regency Centers Corporation	2,550,000
		76,841,755

Retail—8.6%
590,000	Yum! Brands, Inc.	28,780,200

Savings & Loan Companies—1.9%
153,000	Washington Mutual, Inc.	6,419,880

	Total Domestic Common Stocks (cost $170,619,177)	265,053,587

FOREIGN COMMON STOCKS—3.7%
Netherlands—2.2%
94,211	Heineken NV	$3,223,814
60,000	Unilever NV, ADR	4,013,400
		7,237,214

New Zealand—0.2%
620,216	Kiwi Income Property Trust	524,623

United Kingdom—1.3%
75,000	Diageo PLC, Sponsored ADR	4,295,250

	Total Foreign Common Stocks (cost $9,836,403)	12,057,087

	Total Long Term Investments (cost $180,455,580)	277,110,674

Par Value
SHORT TERM INVESTMENTS—16.7%
BANK DEPOSIT—0.4%
$1,443,000	Investors Bank & Trust Money Market Deposit Account, 2.000% due 3/01/05 (cost $1,443,000)	1,443,000

Shares
AUCTION MARKET PREFERRED SECURITIES—8.3%
160	Blackrock Global Float, Inc., Trust, Series TH7	4,000,000
110	Calamos Convertible Opportunities & Income Fund, Series TH7	2,750,000
100	Calamos Strategic Total Return, Series A	2,500,000
159	Evergreen Managed Fund, Inc., Series TH28	3,975,000
120	Flaherty & Crumrine Claymore Preferred Securities, Income Fund, Series T7	3,000,000
80	Nuveen Quality Preferred Income Fund III, Series M	2,000,000
48	Pimco Corporate Income Fund, Series T	1,200,000
80	Pimco Corporate Opportunity Fund, Series M	2,000,000
100	Preferred Income Strategies Fund, Inc., Series M	2,500,000
40	Western Asset Premier Bond Fund, Series M	1,000,000
110	Western Asset/Claymore US Treasury Inflation Protected Securities Fund, Series T	2,750,000
	Total Auction Market Preferred Securities (cost $27,675,000)	27,675,000

Par Value

FOREIGN GOVERNMENT BONDS—4.4%
New Zealand—1.2%
$5,500,000	New Zealand T-Bills, 5.939% due 3/23/05	3,994,838

United Kingdom—3.2%
$2,800,000	UK Gilt Conversion Bond, 9.500% due 4/18/05	$5,423,773
2,700,000	UK Gilt Treasury Bond, 8.500% due 12/07/05	5,349,132
		10,772,905

	Total Foreign Government Bonds (cost $13,996,087)	14,767,743

U.S. TREASURY BILLS—3.6%
6,000,000	1.970% due 3/03/05	5,999,343
6,000,000	2.210% due 3/31/05	5,988,950

	Total U.S. Treasury Bills (cost $11,988,293)	11,988,293

	Total Short Term Investments (cost $55,102,380)	55,874,036

Total Investments — 99.6% (cost $235,557,960)		$332,984,710
	Other Assets In Excess Of Other Liabilities—0.4%	1,302,405

	Net Assets—100%	334,287,115

(†)                                  Non-income producing security.

ADR                     American Depository Receipt.

Boulder Total Return Fund, Inc.
February 28, 2005 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities, (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock and (iii) accumulated and unpaid dividends on the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

Cash distributions received from the Fund’s investment in real estate investment trusts (“REITs”) and registered investment companies (“RICs”) are recorded as income. A portion of these distributions are returns of capital. As of February 28, 2005, all accumulated net realized gains relating to returns of capital from REIT distributions have been reclassified to unrealized gain.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/ (Depreciation)

On February 28, 2005, net unrealized appreciation for Federal tax purposes was $97,426,750, consisting of $102,618,416 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $5,191,666 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on his evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER TOTAL RETURN FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/13/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/13/2005

By (Signature and Title)	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	4/13/2005